Annual Total Returns[BarChart] - Direxion Daily FTSE China Bear 3X Shares - Direxion Daily FTSE China Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.86%	(45.68%)	(59.56%)	(45.64%)	(13.04%)	(31.85%)	(64.95%)	13.32%	(40.62%)	(58.66%)